Earnings Per Share (EPS) (Details) - Schedule of income and share data used in the basic and diluted EPS computations - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net profit attributable to ordinary equity holders of the Parent	S/ 57,894	S/ 132,047	S/ 76,699
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107
Basic profit for common and investment shares	S/ 0.14	S/ 0.31	S/ 0.18